REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue
Sale of goods	¥ 16,715	¥ 42,186
Other income
Total revenues	134,961	50,107
Interest income	182	7
Government grant	632	0
Tax subsidy	887	0
Other income	127	5
Rental income	8,571	7,142
Business management and consulting revenue
Other income
Total revenues	¥ 118,246	¥ 7,921